Significant Accounting Policies - Schedule of Cumulative Effect of Changes on Consolidated Balance Sheet Due to Adoption of ASC 326 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 2,664,132	$ 418,060	¥ 1,563,755	$ 245,387		¥ 2,085,234	¥ 1,148,292
Restricted cash						1,900,392
Restricted time deposits						1,966,643
Financing receivables, net						4,411,488
Accrued interest receivable, net						54,284
Guarantee receivables, net						1,464,977
Prepaid expenses and other current assets	941,150	147,687	1,004,845			1,324,924
Deposits to insurance companies and guarantee companies	1,378,489	216,315	1,066,281			1,251,003
Contract assets and service fees receivable, net						3,454,851
Other assets	826,883	129,756	462,285			454,421
Long‑term investments	469,064	73,606	521,802			511,605
LIABILITIES
Guarantee liabilities						(1,726,368)
Deferred guarantee income	(419,843)	(65,883)	(694,582)
Allowance for credit losses	(326,864)		(529,162)			(373,545)	¥ (384,036)
Deferred tax assets	1,176,878	184,678	747,332			157,138
Deferred tax liabilities	(54,335)	(8,526)	(21,046)			(309,646)
Decrease in retained earnings	4,195,791	$ 658,411	2,113,956
ASC 326
LIABILITIES
Contingent guarantee liabilities	¥ (928,840)		¥ (1,738,787)
Allowance for credit losses						(229,661)
ASC 326 | Cumulative Effect Period Of Adoption Adjustment
ASSETS
Cash and cash equivalents					¥ (1,465)
Restricted cash					(1,848)
Restricted time deposits					(1,921)
Financing receivables, net					(229,661)
Accrued interest receivable, net					(1,681)
Guarantee receivables, net					(40,388)
Prepaid expenses and other current assets					(12,077)
Deposits to insurance companies and guarantee companies					(3,060)
Contract assets and service fees receivable, net					(26,045)
Other assets					(2,466)
Long‑term investments					(3,588)
LIABILITIES
Guarantee liabilities					1,726,368
Deferred guarantee income					(1,481,814)
Contingent guarantee liabilities					(2,214,128)	¥ (2,214,128)
Allowance for credit losses					(2,293,774)
Deferred tax assets					78,803
Deferred tax liabilities					296,471
Decrease in retained earnings					(1,918,500)
ASC 326 | Cumulative Effect, Period of Adoption, Adjusted Balance
ASSETS
Cash and cash equivalents					2,083,769
Restricted cash					1,898,544
Restricted time deposits					1,964,722
Financing receivables, net					4,181,827
Accrued interest receivable, net					52,603
Guarantee receivables, net					1,424,589
Prepaid expenses and other current assets					1,312,847
Deposits to insurance companies and guarantee companies					1,247,943
Contract assets and service fees receivable, net					3,428,806
Other assets					451,955
Long‑term investments					508,017
LIABILITIES
Deferred guarantee income					(1,481,814)
Contingent guarantee liabilities					(2,214,128)
Deferred tax assets					235,941
Deferred tax liabilities					¥ (13,175)